Accumulated Other Comprehensive Income/(Loss) - Summary of Breakdown of Accumulated Other Comprehensive Income/(Loss) (Detail) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 06, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ 830.6	$ 645.7	$ 674.1	$ 827.1	$ 645.7
Other comprehensive income	(10.3)	(4.2)	(4.6)	(16.9)	(14.5)
Ending balance	827.1	$ 830.6	605.9	674.1	827.1
Related tax expense			0.0	0.6
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance			(1.1)	(1.5)
Other comprehensive income			0.2	0.4
Reallocation of accumulated other comprehensive income			0.0
Ending balance	(1.5)		(0.9)	(1.1)	(1.5)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance			(9.7)	(4.5)
Other comprehensive income			(2.3)	(5.2)
Reallocation of accumulated other comprehensive income			(0.9)
Ending balance	(4.5)		(12.9)	(9.7)	(4.5)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance			(10.8)	(6.0)
Other comprehensive income	(4.6)		(2.1)	(4.8)
Reallocation of accumulated other comprehensive income			(0.9)
Ending balance	$ (6.0)		$ (13.8)	$ (10.8)	$ (6.0)